SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

June 30, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 58.52%
Australia — 0.29%
$ 180,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$149,792

Bermuda — 0.99%
536,000	Triton Container International Ltd., 1.15%, 6/7/24(b)	507,983

Canada — 2.23%
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	185,091
230,000	Enbridge, Inc., 5.70%, 3/8/33	233,442
370,000	Enbridge, Inc., 5.97%, 3/8/26	367,870
180,000	Kinross Gold Corp., 6.25%, 7/15/33(b)	177,653
225,000	Rogers Communications, Inc., 4.55%, 3/15/52(b)	181,380

		1,145,436

Chile — 0.39%
200,000	Inversiones CMPC SA, 6.13%, 6/23/33(b)	201,637

France — 2.52%
200,000(d)	Electricite de France SA, 3.00%, (a),(c),(e)	184,020
200,000(d)	Electricite de France SA, 3.38%, (a),(c),(e)	167,010
100,000(f)	Electricite de France SA, EMTN, 5.88%, (a),(c),(e)	104,144
200,000(f)	Electricite de France SA, EMTN, 6.00%, (a),(c),(e)	230,246
200,000	Electricite de France SA, 6.90%, 5/23/53(b)	208,529
200,000	Electricite de France SA, 9.13%, (b),(c),(e)	205,470
200,000	Societe Generale SA, 9.38%, (b),(c),(e)	195,449

		1,294,868

Germany — 1.05%
200,000(d)	Commerzbank AG, 6.13%, (a),(c),(e)	197,862
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(a),(c)	171,937
200,000	Deutsche Bank AG, 4.88%, 12/1/32(c)	169,021

		538,820

Ireland — 1.13%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	208,855
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	142,986
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(b)	229,237

		581,078

Italy — 1.73%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (a),(c),(e)	227,044
260,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(b)	259,275
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(b),(c)	242,319
200,000	UniCredit SpA, 3.13%, 6/3/32(b),(c)	158,753

		887,391

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Japan — 4.91%
$ 220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	$215,767
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	355,753
220,000	Mizuho Financial Group, Inc., 5.75%, 5/27/34(c)	221,378
260,000	Mizuho Financial Group, Inc., 5.78%, 7/6/29(c)	261,145
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(b)	209,093
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	197,320
320,000	Nomura Holdings, Inc., 6.18%, 1/18/33	327,145
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(b)	242,965
280,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, 1/13/33	288,562
200,000	Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(b)	200,187

		2,519,315

Norway — 0.78%
380,000	Var Energi ASA, 8.00%, 11/15/32(b)	402,764

Puerto Rico — 0.78%
400,000	Popular, Inc., 7.25%, 3/13/28	398,000

Spain — 1.23%
300,000(d)	Abertis Infraestructuras Finance BV, 2.63%, (a),(c),(e)	271,184
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (a),(c),(e)	195,747
190,000	Telefonica Emisiones SA, 5.21%, 3/8/47	164,793

		631,724

Sweden — 0.94%
317,000(d)	Heimstaden Bostad Treasury BV, EMTN, 1.38%, 7/24/28(a)	232,912
257,000	Swedbank AB, 5.34%, 9/20/27(b)	250,563

		483,475

Switzerland — 2.53%
510,000	UBS Group AG, 6.54%, 8/12/33(b),(c)	521,041
398,000(d)	UBS Group AG, 7.75%, 3/1/29(a),(c)	480,778
250,000	UBS Group AG, 9.02%, 11/15/33(b),(c)	299,684

		1,301,503

United Kingdom — 1.70%
200,000(f)	Barclays Plc, 7.13%, (c),(e)	229,479
250,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	240,015
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	195,030
200,000	HSBC Holdings Plc, 6.33%, 3/9/44(c)	207,639

		872,163

United States — 35.32%
165,000	Aircastle Ltd., 2.85%, 1/26/28(b)	140,308
210,000	Ally Financial, Inc., 6.99%, 6/13/29(c)	207,516
290,000	American International Group, Inc., 5.13%, 3/27/33	283,093
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	141,904

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 100,000	American Tower Corp., REIT, 4.63%, 5/16/31(d)	$109,653
210,000	Amgen, Inc., 5.60%, 3/2/43	210,492
230,000	Amgen, Inc., 5.65%, 3/2/53	233,174
210,000	Amgen, Inc., 5.75%, 3/2/63	213,442
200,000	Arrow Electronics, Inc., 6.13%, 3/1/26	199,502
230,000	AT&T, Inc., 3.65%, 9/15/59	159,994
280,000	AT&T, Inc., 5.40%, 2/15/34	280,699
535,000	Athene Global Funding, (Secured Overnight Financing Average
	Index + 0.700%), 5.79%, 5/24/24(b),(g)	529,635
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	198,557
250,000	Bank of America Corp., 4.57%, 4/27/33(c)	234,922
250,000	Bank of America Corp., 5.29%, 4/25/34(c)	247,708
195,000	Bank of America Corp., Series U, (LIBOR USD 3-Month +
	3.135%), 8.63%, (e),(h)	194,353
209,000	Broadcom, Inc., 2.60%, 2/15/33(b)	162,921
375,000	Broadcom, Inc., 4.93%, 5/15/37(b)	338,592
210,000	Charles Schwab Corp. (The), 5.85%, 5/19/34(c)	213,138
250,000	Charter Communications Operating LLC / Charter
	Communications Operating Capital, 3.85%, 4/1/61	151,853
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	183,505
150,000	Citigroup, Inc., 6.17%, 5/25/34(c)	151,044
250,000	Citizens Bank NA, 4.58%, 8/9/28(c)	227,133
207,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	162,686
160,000	Comerica, Inc., 3.70%, 7/31/23	159,358
234,000	Comerica, Inc., 4.00%, 2/1/29	196,279
145,000	Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52	159,837
208,000	Continental Resources, Inc., 4.90%, 6/1/44	161,633
170,000	Energy Transfer LP, 6.25%, 4/15/49	166,031
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	161,657
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	151,536
230,000	Eversource Energy, 5.13%, 5/15/33	226,915
220,000	Exelon Corp., 5.60%, 3/15/53	221,930
160,000	Fifth Third Bancorp, 4.77%, 7/28/30(c)	149,705
210,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	209,136
180,000	Fiserv, Inc., 5.60%, 3/2/33	183,379
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	122,065
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(b)	198,995
155,000	General Motors Co., 5.40%, 4/1/48	133,704
110,000	Global Payments, Inc., 5.30%, 8/15/29	107,324
276,000	Global Payments, Inc., 5.95%, 8/15/52	264,492
324,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	259,153
410,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	410,936
270,000	Huntington National Bank (The), 5.65%, 1/10/30	259,319
225,000	Intel Corp., 5.70%, 2/10/53	229,195
233,000	Intel Corp., 5.90%, 2/10/63	240,294
250,000	KeyBank NA, 4.39%, 12/14/27	219,553
250,000	KeyBank NA, 5.85%, 11/15/27	235,405
166,000	Kinder Morgan, Inc., 4.80%, 2/1/33	157,039

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 261,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	$195,711
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	134,118
160,000	LKQ Corp., 5.75%, 6/15/28(b)	159,394
120,000	LKQ Corp., 6.25%, 6/15/33(b)	120,695
260,000	M&T Bank Corp., 3.55%, 7/26/23	259,495
186,000	M&T Bank Corp., 5.05%, 1/27/34(c)	169,704
211,000	Meta Platforms, Inc., 4.45%, 8/15/52	183,745
150,000	Meta Platforms, Inc., 5.75%, 5/15/63	155,084
170,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33(b)	167,705
245,000	Micron Technology, Inc., 5.88%, 2/9/33	244,163
240,000	Micron Technology, Inc., 5.88%, 9/15/33	237,893
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	196,794
320,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	307,794
240,000	Morgan Stanley, 5.25%, 4/21/34(c)	236,871
154,000	Morgan Stanley, 5.30%, 4/20/37(c)	145,489
173,000	MPLX LP, 5.00%, 3/1/33	165,939
180,000	Nasdaq, Inc., 5.55%, 2/15/34	180,712
240,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	231,686
110,000	NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	110,641
180,000	Oracle Corp., 4.10%, 3/25/61	132,453
180,000	Oracle Corp., 5.55%, 2/6/53	174,399
260,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	263,710
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	184,836
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	134,653
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	201,512
230,000	Simon International Finance SCA, REIT, 1.13%, 3/19/33(a),(d)	177,449
490,000	Truist Financial Corp., MTN, 5.87%, 6/8/34(c)	490,431
240,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(a)	200,745
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	157,925
221,000	Viatris, Inc., 4.00%, 6/22/50	146,190
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	168,791
140,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24	137,195
169,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29	154,446
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	177,852
500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	407,725
230,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	230,167
170,000	Wells Fargo & Co., GMTN, 4.81%, 7/25/28(c)	166,223
150,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	143,788
340,000	Wells Fargo & Co., 5.39%, 4/24/34(c)	337,918
210,000	Western Midstream Operating LP, 4.30%, 2/1/30	189,023

		18,141,758

Total Corporate Bonds (Cost $31,283,433)		30,057,707

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Collateralized Mortgage Obligations — 16.49%
United States — 16.49%
$ 330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.92%, 1/20/37(b),(g)	$314,462
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.59%, 10/15/38(b),(g)	353,024
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.62%, 10/15/36(b),(g)	209,778
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.04%, 6/15/27(b),(g)	494,140
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.97%, 3/15/39(b),(g)	385,277
247,221	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.99%, 4/15/37(b),(g)	237,047
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.97%, 12/25/41(b),(g)	201,593
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 3/25/42(b),(g)	88,176
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 6/25/43(b),(g)	277,830
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.550%), 8.62%, 5/25/43(b),(g)	373,328
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(b)	582,879
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.95%, 4/25/29(b),(g)	687,363
208,127	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.97%, 11/25/41(b),(g)	206,438
440,860	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, (Secured Overnight Financing Rate 30 Day Average + 0.950%), 6.02%, 12/25/41(b),(g)	427,557
182,271	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.650%), 6.72%, 1/25/34(b),(g)	181,947
386,328	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 5/25/43(b),(g)	386,722
117,777	Freddie Mac STACR REMIC Trust, (Secured Overnight Financing Rate 30 Day Average + 2.100%), 7.17%, 3/25/43(b),(g)	117,894
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 7.47%, 2/25/42(b),(g)	453,904
575,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 3.350%), 8.42%, 6/25/43(b),(g)	580,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
$ 250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 6.34%, 10/15/36(b),(g)	$239,414
289,345	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(i)	256,266
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.10%, 1/15/39(b),(g)	377,947
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b),(i)	351,686
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(i)	342,639
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(i)	342,017

		8,470,078

Total Collateralized Mortgage Obligations		8,470,078

(Cost $8,826,045)

Principal Amount
U.S. Treasury Obligations — 7.48%
United States — 7.48%
1,500,000	U.S. Cash Management Bill - Reopening, 0.00%, 10/19/23(j)	1,476,621
2,400,000	U.S. Treasury Notes, 4.13%, 1/31/25	2,362,406

		3,839,027

Total U.S. Treasury Obligations (Cost $3,856,934)		3,839,027

Shares
Asset Backed Securities — 5.96%
Cayman Islands — 1.05%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.91%, 10/17/29(b),(g)	294,810
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 6.66%, 4/25/31(b),(g)	243,700

		538,510

United States — 4.91%
226,602	ACM Auto Trust, 6.61%, 1/22/30(b)	226,569
500,000	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(b)	499,950
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	494,831
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	412,916
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	489,743
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	199,415
231,808	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	201,060

		2,524,484

Total Asset Backed Securities (Cost $3,158,146)		3,062,994

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Bank Loans — 4.14%
Ireland — 2.12%
$ 589,421	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 7.40%, 12/1/27(g)	$588,224
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 7.16%, 11/5/28(g)	499,465

		1,087,689

United States — 2.02%
444,183	Entegris, Inc., (LIBOR 1-Month + 2.75%), 7.90%, 7/6/29(g)	439,741
600,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 6.94%, 6/21/26(g)	599,088

		1,038,829

Total Bank Loans		2,126,518

(Cost $2,129,960)
Foreign Government Bonds — 0.70%
Mexico — 0.21%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	104,300

Romania — 0.49%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(b)	253,164

Total Foreign Government Bonds (Cost $392,980)		357,464

Shares
Investment Company — 5.00%
2,569,399	U.S. Government Money Market Fund, RBC Institutional Class 1 (k)	2,569,399

Total Investment Company		2,569,399

(Cost $2,569,399)
Total Investments		$50,483,187
(Cost $52,216,897) — 98.29%
Other assets in excess of liabilities — 1.71%		877,454

NET ASSETS — 100.00%		$51,360,641

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2023.
(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(k)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Foreign currency exchange contracts as of June 30, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CHF	468,146	EUR	479,264	Citibank N.A.	7/20/23	$655
EUR	225,992	SEK	2,563,801	Citibank N.A.	7/20/23	8,920
GBP	8,016	USD	10,000	Citibank N.A.	7/20/23	182
USD	59,567	CNH	417,788	Citibank N.A.	7/20/23	2,004
USD	49,640	CNH	348,518	Citibank N.A.	7/20/23	1,620
USD	148,918	CNH	1,044,796	Citibank N.A.	7/20/23	4,965
USD	62,307	CNH	437,367	Citibank N.A.	7/20/23	2,047
USD	59,567	CNH	417,686	Citibank N.A.	7/20/23	2,018
USD	439,988	EUR	400,000	Citibank N.A.	7/20/23	3,053
USD	491,720	EUR	445,000	Citibank N.A.	7/20/23	5,629
USD	1,417,669	EUR	1,291,481	Citibank N.A.	7/20/23	6,935
USD	109,238	EUR	100,000	Citibank N.A.	7/20/23	4

						$38,032
AUD	546,824	USD	370,000	Citibank N.A.	7/20/23	$(5,505)
CNH	1,209,246	USD	167,888	Citibank N.A.	7/20/23	(1,277)
CNH	1,456,279	USD	202,112	Citibank N.A.	7/20/23	(1,465)
EUR	476,117	CHF	468,146	Citibank N.A.	7/20/23	(4,092)
EUR	548,664	GBP	483,011	Citibank N.A.	7/20/23	(14,191)
EUR	117,366	USD	130,000	Citibank N.A.	7/20/23	(1,797)
EUR	227,657	USD	250,000	Citibank N.A.	7/20/23	(1,322)
EUR	556,286	USD	611,778	Citibank N.A.	7/20/23	(4,125)
JPY	67,302,143	USD	521,721	Citibank N.A.	7/20/23	(53,802)
JPY	30,037,920	USD	216,022	Citibank N.A.	7/20/23	(7,183)
JPY	15,883,195	USD	113,978	Citibank N.A.	7/20/23	(3,549)
SEK	2,563,801	EUR	225,757	Citibank N.A.	7/20/23	(8,664)
USD	360,000	AUD	545,719	Citibank N.A.	7/20/23	(3,758)
USD	510,000	EUR	468,638	Citibank N.A.	7/20/23	(1,911)
USD	380,953	EUR	350,000	Citibank N.A.	7/20/23	(1,365)
USD	814,178	GBP	651,659	Citibank N.A.	7/20/23	(13,557)
USD	61,910	GBP	50,000	Citibank N.A.	7/20/23	(1,599)
USD	418,429	GBP	335,165	Citibank N.A.	7/20/23	(7,296)

						$(136,458)

Total						$(98,426)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Ten Year U.S. Treasury Note	60	September 2023	$(87,481)	USD $ 6,735,938	Morgan Stanley & Co. LLC

Total			$(87,481)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
10 Year Euro-Bund	4	September 2023	$2,319	EUR $ 583,748	Morgan Stanley & Co. LLC
10 Year Japan Treasury Bond	2	September 2023	(7,893)	JPY 2,058,976	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	95	September 2023	70,557	USD 11,251,563	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	September 2023	(2,173)	EUR 152,332	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	48	September 2023	28,818	USD 6,091,500	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	6	September 2023	(1,259)	USD 817,313	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	11	September 2023	17,603	EUR 1,388,890	Morgan Stanley & Co. LLC
EURO-BTP	1	September 2023	(72)	EUR 126,699	Morgan Stanley & Co. LLC
EURO-SCHATZ	1	September 2023	954	EUR 114,412	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	57	September 2023	96,328	USD 6,104,344	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	10	September 2023	29,045	USD 2,033,438	Morgan Stanley & Co. LLC

Total			$234,227

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Interest rate swaps as of June 30, 2023:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
0.58%	JPY-BNPLDN	Daily	Morgan Stanley	7/20/33	JPY	140,000	$2,384
2.45%	USD-CITILDN	Daily	Morgan Stanley	6/15/43	USD	350	1,967

							$4,351
2.61%	EUR-CITILDN	Daily	Morgan Stanley	6/15/43	EUR	275	(647)
5.47%	GBP-MSDWLDN	Daily	Morgan Stanley	7/20/25	GBP	2,800	(33,886)
5.08%	GBP-BCAPLDN	Daily	Morgan Stanley	7/20/25	GBP	1,120	(23,575)
5.03%	GBP-BCAPLDN	Daily	Morgan Stanley	7/20/25	GBP	1,073	(23,845)
5.13%	GBP-BCAPLDN	Daily	Morgan Stanley	7/20/25	GBP	1,027	(20,357)
5.11%	GBP-HSBCLDN	Daily	Morgan Stanley	7/20/25	GBP	915	(18,534)
5.05%	GBP-MSDWLDN	Daily	Morgan Stanley	7/20/25	GBP	812	(17,643)
5.03%	GBP-BCAPLDN	Daily	Morgan Stanley	7/20/25	GBP	653	(14,572)
0.73%	JPY-BCAPLDN	Daily	Morgan Stanley	7/20/33	JPY	215,000	(17,720)

							$(170,779)

Total							$(166,428)

Credit default swaps buy protection as of June 30, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Market CDX IG Index, Series 40		Morgan Stanley	6/20/28	USD	6,182	$(31,977)	$(62,743)	$(94,720)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley	6/20/28	USD	10,145	(46,539)	(108,901)	(155,440)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley	6/20/28	USD	8,043	(40,818)	(82,415)	(123,233)
1.00%	Market CDX IG Index, Series 40		Morgan Stanley	6/20/28	USD	9,272	(45,000)	(97,064)	(142,064)

Total							$(164,334)	$(351,123)	$(515,457)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

June 30, 2023 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financial	33.13%
Collateralized Mortgage Obligations	16.49%
U.S. Treasury Obligations	7.48%
Technology	6.94%
Asset Backed Securities	5.96%
Consumer, Non-cyclical	5.11%
Consumer, Cyclical	4.54%
Utilities	4.29%
Energy	4.12%
Communications	2.49%
Industrial	1.30%
Basic Materials	0.74%
Foreign Government Bonds	0.70%
Other	6.71%

100.00%